Bank loans (Details Narrative)	1 Months Ended				12 Months Ended
	Jun. 18, 2024	May 20, 2024	Apr. 30, 2024 USD ($)	Apr. 30, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 30, 2024	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Apr. 30, 2024 CNY (¥)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Outstanding loan					$ 1,561,983		$ 1,358,221	$ 462,029	$ 402,254
Interest rate					7.00%
Interest expenses					$ 81,317		46,723	(35,361)	(24,650)
Interest expense								35,361	$ 24,250
China Construction Bank [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Outstanding loan			$ 163,900		$ 498,600		$ 218,400	257,997		¥ 1,183,000	¥ 3,600,000	¥ 1,500,000	¥ 1,636,000
Interest rate		3.95%	3.95%	3.95%	3.85%		0.50%
Term		1 year	1 year	1 year	12 months		12 months
Repayment of debt			$ 334,700	¥ 2,417,000
China Construction Bank [Member] | Ms. Ting Ting Chang [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Outstanding loan								$ 204,032					1,293,798
Interest rate								4.80%
China Construction Bank [Member] | Ms Ting Chang [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Interest rate								4.40%
China Construction Bank #1 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Outstanding loan			173,100		$ 193,900		$ 363,773			¥ 1,250,000	1,400,000	2,498,439
Interest rate					3.85%		1.65%
Term					12 months		12 months
Repayment of debt			$ 20,800	¥ 150,000
China Construction Bank #1 [Member] | Ms Ting Chang [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Outstanding loan								$ 366,653					¥ 2,325,000
Ping Bank [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Outstanding loan					$ 378,798						2,735,000
Interest rate					5.00%
Term					12 months
Nanjing Bank [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Outstanding loan					$ 277,000						2,000,000
Interest rate					4.00%
Term					12 months
WeBank [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Outstanding loan					$ 213,685						1,542,857
Interest rate	9.14%					4.46%
Term	2 years					24 months
China Construction Bank Wholly [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Outstanding loan					$ 325,475						2,325,000
Interest rate					0.15%
Term					36 months
Ms. Ting Ting Chang [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Line of credit | ¥											¥ 2,325,000
Expiration date					May 18, 2026
Beijing Wholly Bank [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Outstanding loan							$ 146,328					1,005,000
Interest rate							2.00%
Term							12 months
China Citic Bank [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Outstanding loan							$ 291,200					¥ 2,000,000
Interest rate							0.35%
Term							12 months
China Construction Bank #2 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Interest rate								3.8525%